Basis of Presentation (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Basis of Presentation
Schedule of restatement of financials from adoption of accounting principle change

As a result of the adoption, the September 30, 2014 Consolidated Condensed Balance Sheet is restated as follows:

		Effect of
	Previously	Accounting
	Reported	Principle Adoption	Adjusted
	(in thousands)

Consolidated Condensed Balance Sheet
Prepaid expenses and other	$81,277	$(365)	$80,912
Total current assets	1,277,366	(365)	1,277,001
Other assets	19,307	(498)	18,809
Total assets	6,721,861	(863)	6,720,998
Long-term debt due within one year less unamortized discount and debt issuance costs	40,000	(365)	39,635
Total current liabilities	507,526	(365)	507,161
Long-term debt less unamortized discount and debt issuance costs	40,000	(498)	39,502
Total noncurrent liabilities	1,323,358	(498)	1,322,860
Total liabilities and shareholders’ equity	6,721,861	(863)	6,720,998

	September 30, 2014
	Previously Reported	Effect of Accounting Principle Adoption	Adjusted
	(in thousands)
Consolidated Balance Sheet
Prepaid expenses and other	$81,277	$(365)	$80,912
Total current assets	1,277,366	(365)	1,277,001
Other assets	19,307	(498)	18,809
Total assets	6,721,861	(863)	6,720,998
Long-term debt due within one year less unamortized discount and debt issuance costs	40,000	(365)	39,635
Total current liabilities	507,526	(365)	507,161
Long-term debt less unamortized discount and debt issuance costs	40,000	(498)	39,502
Total noncurrent liabilities	1,323,358	(498)	1,322,860
Total liabilities and shareholders' equity	6,721,861	(863)	6,720,998

	September 30, 2013
	Previously Reported	Effect of Accounting Principle Adoption	Adjusted
	(in thousands)
Consolidated Balance Sheet
Prepaid expenses and other	$79,938	$(400)	$79,538
Total current assets	1,258,211	(400)	1,257,811
Other assets	14,359	(863)	13,496
Total assets	6,264,827	(1,263)	6,263,564
Long-term debt due within one year less unamortized discount and debt issuance costs	115,000	(400)	114,600
Total current liabilities	452,273	(400)	451,873
Long-term debt less unamortized discount and debt issuance costs	80,000	(863)	79,137
Total noncurrent liabilities	1,368,827	(863)	1,367,964
Total liabilities and shareholders' equity	6,264,827	(1,263)	6,263,564